Equity - Summary of Capital Stock Prior To and Immediately After Stock Split (Detail)	12 Months Ended
Dec. 31, 2021 shares
Fomento Economico Mexicano S.A.B. de C.V.
Disclosure of capital stock [Line Items]
Ownership Percentage	47.20%
Percentage of ordinary shares with full voting rights	56.00%
The Coca-Cola Company
Disclosure of capital stock [Line Items]
Ownership Percentage	27.80%
Percentage of ordinary shares with full voting rights	32.90%
Major Ordinary Share Transactions Prior to Stock Split
Disclosure of capital stock [Line Items]
Outstanding shares (in shares)	2,100,832,262
Ownership Percentage	100.00%
Percentage of ordinary shares with full voting rights	100.00%
Major Ordinary Share Transactions Prior to Stock Split | Series L shares, without par value
Disclosure of capital stock [Line Items]
Outstanding shares (in shares)	525,208,065
Ownership Percentage	25.00%
Percentage of voting equity interests acquired	0.00%
Major Ordinary Share Transactions Prior to Stock Split | Fomento Economico Mexicano S.A.B. de C.V. | A
Disclosure of capital stock [Line Items]
Outstanding shares (in shares)	992,078,519
Ownership Percentage	47.22%
Percentage of ordinary shares with full voting rights	62.96%
Major Ordinary Share Transactions Prior to Stock Split | The Coca-Cola Company | D
Disclosure of capital stock [Line Items]
Outstanding shares (in shares)	583,545,678
Ownership Percentage	27.78%
Percentage of ordinary shares with full voting rights	37.04%
Major Ordinary Share Transactions After Stock Split
Disclosure of capital stock [Line Items]
Outstanding shares (in shares)	16,806,658,096
Ownership Percentage	100.00%
Percentage of ordinary shares with full voting rights	100.00%
Major Ordinary Share Transactions After Stock Split | B
Disclosure of capital stock [Line Items]
Outstanding shares (in shares)	1,575,624,195
Ownership Percentage	9.38%
Percentage of voting equity interests acquired	11.11%
Major Ordinary Share Transactions After Stock Split | Series L shares, without par value
Disclosure of capital stock [Line Items]
Outstanding shares (in shares)	2,626,040,325
Ownership Percentage	15.63%
Percentage of voting equity interests acquired	0.00%
Major Ordinary Share Transactions After Stock Split | Fomento Economico Mexicano S.A.B. de C.V. | A
Disclosure of capital stock [Line Items]
Outstanding shares (in shares)	7,936,628,152
Ownership Percentage	47.22%
Percentage of ordinary shares with full voting rights	55.97%
Major Ordinary Share Transactions After Stock Split | The Coca-Cola Company | D
Disclosure of capital stock [Line Items]
Outstanding shares (in shares)	4,668,365,424
Ownership Percentage	27.78%
Percentage of ordinary shares with full voting rights	32.92%